Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	MGO GLOBAL INC.
Entity Central Index Key	0001902794
Entity Tax Identification Number	87-3929852
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1515 SE 17th Street,
Entity Address, Address Line Two	Suite 121/#460236
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33346
City Area Code	347
Local Phone Number	913-3316
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1515 SE 17th Street
Entity Address, Address Line Two	Suite 121/#460236
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33346
Contact Personnel Name	Maximiliano Ojeda